Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
NumberOfAuthorizedSharesNotDisclosed	true	true
Common shares issued (in shares)	208,000,000	208,000,000
Common shares outstanding (in shares)	208,000,000	208,000,000